USAA Intermediate-Term Bond Fund
FUND SUMMARY: USAA INTERMEDIATE-TERM BOND FUND
INVESTMENT OBJECTIVE
The USAA Intermediate-Term Bond Fund (the Fund) has an investment objective of high current income without undue risk to principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund	USAA Intermediate-Term Bond Fund Shares	USAA Intermediate-Term Bond Fund Institutional Shares	USAA Intermediate-Term Bond Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none	none
Purchase Fee	none	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund		USAA Intermediate-Term Bond Fund Shares		USAA Intermediate-Term Bond Fund Institutional Shares		USAA Intermediate-Term Bond Fund Adviser Shares
Management Fees	[1]	0.35%		0.33%		0.32%
Distribution and/or Service (12b-1) Fees		none		none		0.25%
Other Expenses		0.37%		0.22%	[2]	1.13%
Total Annual Operating Expenses		0.72%		0.55%		1.70%
Reimbursement from Adviser		(0.07%)				(0.75%)
Total Annual Operating Expenses After Reimbursement		0.65%	[3]	0.55%		0.95%	[3]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.31% by 0.04% for Fund Shares and 0.02% for Institutional Shares, and 0.01% for the Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.
[3]	(c) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares and Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.65% of the Fund Shares' and 0.95% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangements for the Fund Shares and Adviser Shares is not continued.

Expense Example (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Intermediate-Term Bond Fund Shares	74	230	401	894
USAA Intermediate-Term Bond Fund Institutional Shares	56	176	307	689
USAA Intermediate-Term Bond Fund Adviser Shares	173	536	923	2,009

For the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its whole portfolio.
PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund's net asset value.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares, Fund Shares, Institutional Shares, and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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NINE-MONTH YTD TOTAL RETURN
4.06% (9/30/11)

BEST QUARTER*	WORST QUARTER*
12.42% 2nd Qtr. 2009	-9.72% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund	1 Year	Since Inception	Inception Date
USAA Intermediate-Term Bond Fund Institutional Shares	13.68%	11.20%	Aug. 01, 2008
USAA Intermediate-Term Bond Fund Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.92%	Aug. 01, 2008	[1]
USAA Intermediate-Term Bond Fund Institutional Shares Lipper Intermediate Investment Grade Funds Index (reflects no deduction for taxes)		8.07%	Aug. 01, 2008	[1]
USAA Intermediate-Term Bond Fund Adviser Shares		4.03%	Aug. 01, 2010
[1]	* The average annual total return for the Barclays U.S. Aggregate Bond Index and Lipper Intermediate Investment Grade Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2010, was 0.08% and 1.03%, respectively.